Plants, Property and Equipment, Net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PLANTS, PROPERTY AND EQUIPMENT, NET

Note 8 – PLANTS, PROPERTY AND EQUIPMENT, NET

Plants, property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30, 2022	As of December 31, 2021

Building	$2,908,362	$3,061,496
Vehicles	164,098	106,266
Electronic equipment	1,755,715	100,148
Furniture, fixtures and equipment	105,803	82,104
Leasehold improvements	394,542	442,563
Plants, property and equipment, cost	5,328,520	3,792,577
Less: Accumulated depreciation	497,505	441,256
Plants, property and equipment, net	$4,831,015	$3,351,321

Depreciation expense was $81,074 and $113,617 for the six months ended June 30, 2022 and 2021, respectively.